Subsequent Events (Details Textual) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 10, 2015
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues		$ 3,000,000
Issuance of Stock and Warrants for Services or Claims	0	3,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		24,000,000
Shares Issued, Price Per Share		$ 0.25
Stock Issued During Period, Value, New Issues		240,000
Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share		$ 0.25
Subscription Arrangement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share			$ 0.165
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.215
Subscription Arrangement [Member] | Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.215
Stock Issued During Period, Value, New Issues			13,000,000
Subscription Arrangement [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			78,787,880
Issuance of Stock and Warrants for Services or Claims			$ 4,727,273
Subscription Arrangement [Member] | Warrant [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			19,696,971